Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On February 7, 2019, the Board of Directors declared a dividend of $.085 per share to stockholders of record as of the close of business on February 28, 2019, to be paid on March 29, 2019.